Securities - Pledged assets (Details) - USD ($) $ in Billions	Dec. 31, 2016	Dec. 31, 2015
Securities [Abstract]
Pledged assets	$ 102	$ 101
Pledged collateral for potential borrowings at the Federal Reserve Discount Window	84	84
Pledged securities	87	88
Pledged loans	8	8
Pledged interest-bearing deposits	4	2
Pledged trading assets	3	3
Pledged assets permitted to be sold or repledged	6	7
Market value of securities that can be sold or repledged	50	52
Market value of securities received as collateral that have been sold or repledged	20	17
Cash segregated under federal or other regulations	3	4
Securities segregated under federal or other regulations	$ 2	$ 1